Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 1) - Oil And Gas Producing Activities [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Entitiees [Member]
IfrsStatementLineItems [Line Items]
Proved	$ 207
Unproved	44	$ 21	$ 146
Exploration costs	1,838	980	873
Development costs	16,786	14,041	10,982
Total	18,875	15,042	12,001
Consolidated Entitiees [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Proved	207
Unproved	26	21	146
Exploration costs	1,650	861	862
Development costs	16,775	14,007	10,929
Total	18,658	14,889	11,937
Consolidated Entitiees [Member] | Country Africa [Member]
IfrsStatementLineItems [Line Items]
Unproved	18
Total	18
Consolidated Entitiees [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Unproved	18
Exploration costs	188	119	11
Development costs	11	34	53
Total	217	153	64
Consolidated Entitiees [Member] | Country South America [Member]
IfrsStatementLineItems [Line Items]
Exploration costs	188	119	11
Development costs	11	34	53
Total	199	153	64
Equity Method Investeee [Member]
IfrsStatementLineItems [Line Items]
Exploration costs			10
Development costs	32	14	37
Total	$ 32	$ 14	$ 47